Note 22 - Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2019
Financial liabilities at amortized cost Abstract
Financial liabiltiies measured at amortized cost

22. Financial liabilities at amortized cost

22.1 Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2019	2018	2017
Deposits	438,919	435,229	467,949
Deposits from central banks	25,950	27,281	37,054
Demand deposits	23	20	2,588
Time deposits	25,101	26,885	28,311
Repurchase agreements	826	375	6,155
Deposits from credit institutions	28,751	31,978	54,516
Demand deposits	7,161	8,370	3,731
Time deposits	18,896	19,015	25,941
Repurchase agreements	2,693	4,593	24,843
Customer deposits	384,219	375,970	376,379
Demand deposits	280,391	260,573	240,583
Time deposits	103,293	114,188	126,716
Repurchase agreements	535	1,209	9,079
Debt certificates	63,963	61,112	63,915
Other financial liabilities	13,758	12,844	11,850
Total	516,641	509,185	543,713

22.2 Deposits from credit institutions

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions. December 2019 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	2,104	1,113	1	3,218
The United States	2,082	4,295	-	6,377
Mexico	432	1,033	168	1,634
Turkey	302	617	4	924
South America	394	2,285	161	2,840
Rest of Europe	1,652	5,180	2,358	9,190
Rest of the world	194	4,374	-	4,568
Total	7,161	18,896	2,693	28,751

(*) Subordinated deposits are included amounting €195 million.

Deposits from credit institutions. December 2018 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	1,981	2,527	55	4,563
The United States	1,701	2,677	-	4,379
Mexico	280	286	-	566
Turkey	651	669	4	1,323
South America	442	1,892	-	2,335
Rest of Europe	3,108	6,903	4,534	14,545
Rest of the world	207	4,061	-	4,268
Total	8,370	19,015	4,593	31,978

Deposits from credit institutions. December 2017 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	762	3,879	878	5,518
The United States	1,563	2,398	-	3,961
Mexico	282	330	1,817	2,429
Turkey	73	836	44	953
South America	448	2,538	13	2,999
Rest of Europe	526	12,592	21,732	34,849
Rest of the world	77	3,369	360	3,806
Total	3,731	25,941	24,843	54,516

(*) Subordinated deposits are included amounting €191 million.

22.3 Customer deposits

The breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer deposits. December 2019 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	146,651	24,958	2	171,611
The United States	46,372	19,810	-	66,181
Mexico	43,326	12,714	523	56,564
Turkey	13,775	22,257	10	36,042
South America	22,748	13,913	-	36,661
Rest of Europe	6,610	8,749	-	15,360
Rest of the world	909	892	-	1,801
Total	280,391	103,293	535	384,219

(*) Subordinated deposits are included amounting to €189 million.

Customer deposits. December 2018 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	138,236	28,165	3	166,403
The United States	41,222	21,317	-	62,539
Mexico	38,383	11,837	770	50,991
Turkey	10,856	22,564	7	33,427
South America	23,811	14,159	-	37,970
Rest of Europe	7,233	14,415	429	22,077
Rest of the world	831	1,731	-	2,563
Total	260,573	114,188	1,209	375,970

(*) Subordinated deposits are included amounting to €220 million.

Customer deposits. December 2017 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	123,382	39,513	2,664	165,559
The United States	36,728	21,436	-	58,164
Mexico	36,492	11,622	4,272	52,387
Turkey	12,427	24,237	152	36,815
South America	23,710	15,053	2	38,764
Rest of Europe	6,816	13,372	1,989	22,177
Rest of the world	1,028	1,484	-	2,511
Total	240,583	126,716	9,079	376,379

(*) Subordinated deposits are included amounting to €194 million.

22.4 Debt certificates

The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2019	2018	2017
In Euros	40,185	37,436	38,735
Promissory bills and notes	737	267	1,309
Non-convertible bonds and debentures	12,248	9,638	9,418
Covered bonds (*)	15,542	15,809	16,425
Hybrid financial instruments	518	814	807
Securitization bonds	1,354	1,630	2,295
Wholesale funding	1,817	142	-
Subordinated liabilities	7,968	9,136	8,481
Convertible perpetual certificates	5,000	5,490	4,500
Non-convertible preferred stock	83	107	107
Other non-convertible subordinated liabilities	2,885	3,540	3,875
In foreign currencies	23,778	23,676	25,180
Promissory bills and notes	1,210	3,237	3,157
Non-convertible bonds and debentures	10,587	9,335	11,109
Covered bonds (*)	362	569	650
Hybrid financial instruments	1,156	1,455	1,809
Securitization bonds	17	38	47
Wholesale funding	780	544	-
Subordinated liabilities	9,666	8,499	8,407
Convertible perpetual certificates	1,782	873	2,085
Non-convertible preferred stock	76	74	55
Other non-convertible subordinated liabilities	7,808	7,552	6,268
Total	63,963	61,112	63,915

(*) Including mortgage-covered bonds.

As of December 31, 2019, 71% of “Debt certificates” have fixed-interest rates and 29% have variable interest rates.

Most of the foreign currency issues are denominated in U.S. dollars.

22.4.1 Subordinated liabilities

The breakdown of this heading, is as follows:

Memorandum item: Subordinated liabilities at amortized cost
	2019	2018	2017
Subordinated deposits	384	411	427
Subordinated certificates	17,635	17,635	16,889
Preferred stock	159	181	161
Compound convertible financial instruments	6,782	6,363	6,585
Other non-convertible subordinated liabilities (*)	10,693	11,092	10,143
Total	18,018	18,047	17,316

(*) The €40 million subordinated issuances of BBVA Paraguay as of December 2019 are recorded in the heading "Liabilities included in disposal groups classified as held for sale".

The issuances of BBVA International Preferred, S.A.U., BBVA Global Finance, Ltd., Caixa Terrassa Societat de Participacions Preferents, S.A.U. and CaixaSabadell Preferents, S.A.U., are jointly, severally and irrevocably guaranteed by the Bank. The balance variances are mainly due to the following transactions:

Convertible perpetual liabilities

The AGM held on March 17, 2017, resolved, under agenda item five, to confer authority to the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the AGM resolved to confer to the Board of Directors the authority to totally or partially exclude shareholders’ pre-emptive subscription rights within the framework of a specific issue of convertible securities, although this power was limited to enable the nominal amount of the capital increases resolved or effectively carried out to cover the conversion of mandatory convertible issuances made under this authority (without prejudice to anti-dilution adjustments), with exclusion of pre-emptive subscription rights and of those likewise resolved or carried out with exclusion of pre-emptive subscription rights in use of the authority to increase the share capital conferred by the AGM held on March 17, 2017, under agenda item four, do not exceed the maximum nominal amount, overall, of 20% of the share capital of BBVA at the time of the authorization, this limit not being applicable to contingent convertible issues.

Under that delegation, BBVA made the following issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013:

•In May and November 2017, BBVA carried out both issuances of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €500 million and $1,000 million, respectively. These issuances are listed in the Global Exchange Market of Euronext Dublin and were targeted only at qualified investors and foreign private banking clients, not being offered to, and not being subscribed for, in Spain or by Spanish residents.

•In September 2018 and March 2019, BBVA carried out both issuances of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €1,000 million each. These issuances are listed in the AIAF Fixed Income Securities Market and were targeted only at professional clients and eligible counterparties, and not being offered or sold to any retail clients.

•On September 5, 2019, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of $1,000 million. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents.

Additionally, other issuances:

•The additional issuances of perpetual contingent convertible securities (additional tier 1 instruments) with exclusion of pre-emptive subscription rights of shareholders were carried out, by virtue of other delegations conferred by the AGM, in February 2015 for an amount of €1.5 billion and in April 2016 for an amount of €1 billion. These issuances were targeted only at qualified investors and foreign private banking clients not being offered to, and not being subscribed for, in Spain or by Spanish residents. These issuances are listed in the Global Exchange Market of Euronext Dublin and qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013.

These perpetual securities will be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.

These issues may be fully redeemed at BBVA´s option only in the cases contemplated in their respective terms and conditions, and in any case, in accordance with the provisions of the applicable legislation. In particular:

•On May 9, 2018, the Bank early redeemed the issuance of preferred securities contingently convertible (additional tier 1 instrument) carried out by the Bank on May 9, 2013, for an amount of USD1.5 billion on the First Reset Date of the issuance and once the prior consent from the Regulator was obtained.

•On February 19, 2019 the Bank early redeemed the issuance of preferred securities contingently convertible (additional tier 1 instrument), carried out by the Bank on February 19, 2014, for a total amount of €1,5 billion and once the prior consent from the Regulator has been obtained.

•Additionally, on December 23, 2019, the Bank has notified its irrevocable decision to early redeem next February 18, 2020 the issuance of preferred securities contingently convertible (additional tier 1 instrument), carried out by the Bank on February 18, 2015, for a total amount of €1,5 billion and once the prior consent from the Regulator has been obtained.

Preferred securities

The breakdown by issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Preferred securities by issuer (Millions of Euros)
	2019	2018	2017
BBVA International Preferred, S.A.U. (1)	37	35	36
Unnim Group (2)	83	98	98
BBVA USA	19	19	19
BBVA Colombia	20	19	1
Other	-	9	9
Total	159	181	163

(1) Listed on the London stock exchange.

(2) Unnim Group: Issuances prior to the acquisition by BBVA.

These issuances were fully subscribed at the moment of the issue by qualified/institutional investors outside the Group and are redeemable, totally or partially, at the issuer’s option after five years from the issue date, depending on the terms of each issuance and with the prior consent from the Bank of Spain or the relevant authority.

Redemption of preferred securities

BBVA International Preferred, S.A.U. carried out the early redemption in full of its Series B preferred securities on March 20, 2017, for an outstanding amount of €164,350,000; on March 22, 2017, the early redemption in full of its Series A preferred securities for an outstanding amount of €85,550,000; and on April 18, 2017 the early redemption in full of its Series C preferred securities for an outstanding amount of USD 600,000,000, once the prior consent was obtained.

22.5 Other financial liabilities

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2019	2018	2017
Lease liabilities (*)	3,335
Creditors for other financial liabilities	2,623	2,891	2,835
Collection accounts	3,306	4,305	3,452
Creditors for other payment obligations	4,494	5,648	5,563
Total	13,758	12,844	11,850

(*) Lease liabilities are recognized after the implementation of IFRS 16 (see Note 2.1).

A breakdown of the maturity of the lease liabilities, due after December 31, 2019 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	269	500	535	2,031	3,335